Note 18 - Segmented Information (Details) - CAD	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	CAD 5,504,452	CAD 2,247,002	CAD 4,093,781
Assets	7,396,781	7,974,689
Total property and equipment	3,267,551	1,889,638
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets	7,396,781	7,974,689	5,224,299
Total property and equipment	CAD 3,267,551	CAD 1,889,638	CAD 1,759,438